Summary of Significant Accounting Policies - Summary of Depreciation Method of Property and Equipment (Details)	12 Months Ended
Mar. 31, 2023
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method of property plant and equipment	Declining balance
Depreciation Rates	20.00%
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method of property plant and equipment	Declining balance
Depreciation Rates	30.00%
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method of property plant and equipment	Straight line